Trade and Other Receivables (Details 3) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Gross
Not past due	₪ 1,971	₪ 2,153
Past due up to one year	151	165
Past due one to two years	38	44
Past due more than two years	39	32
Total	2,199	2,394
Impairment
Not past due	(5)	(6)
Past due up to one year	(34)	(37)
Past due one to two years	(16)	(27)
Past due more than two years	(32)	(22)
Total	₪ (87)	₪ (92)